Capital Reorganization - Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired (Parentheticals) (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Class A ordinary shares [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Ordinary shares	534,240	10,092,134
Class B ordinary shares [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Ordinary shares		14,874,838